Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of revenue - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of revenue [Line Items]
Net revenues	¥ 846,298	$ 129,701	¥ 1,147,942	¥ 448,508
Net loss	(396,494)	(60,765)	(736,149)	(445,155)
Net cash (used in)/provided by operating activities	8,435	1,293	(164,856)	(52,071)
Net cash (used in)/provided by investing activities	(41,915)	(6,424)	36,329	(29,685)
Net cash provided by/(used in) financing activities	¥ (34,223)	$ (5,245)	¥ 13,358	¥ 189,682